UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22755

LocalShares Investment Trust
(Exact name of Registrant as specified in charter)

618 Church Street
Suite 220
Nashville, Tennessee 37219
(Address of principal executive offices) (Zip code)

Elizabeth S. Courtney
LocalShares Investment Trust
618 Church Street
Suite 220
Nashville, Tennessee 37219
 (Name and address of agent for service)

Copy to:
Timothy S. Johnson, Esq.
Reed Smith, LLP
225 Fifth Avenue
Pittsburgh, PA 15222-2716

Registrant’s telephone number, including area code: 1-615-327-4776

Date of fiscal year end: April 30, 2016

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments

LocalShares Investment Trust
Nashville Area ETF
Schedule of Investments
January 31, 2016 (Unaudited)

Description	Shares	Fair Value

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.2%
Consumer Discretionary — 24.9%
Cracker Barrel Old Country Store	3,409	$447,363
Dollar General	6,991	524,744
Genesco *	9,612	635,738
Kirkland's	24,982	295,537
Tractor Supply	6,655	587,703
		2,491,085
Energy — 4.8%
Delek Logistics Partners (A)	1,846	51,854
Delek US Holdings	25,197	428,853
		480,707
Financials — 24.9%
Community Healthcare Trust ‡	3,000	55,560
Corrections Corp of America ‡	14,648	422,009
Franklin Financial Network *	7,681	213,686
Healthcare Realty Trust ‡	17,101	496,613
National Health Investors ‡	6,606	400,852
Pinnacle Financial Partners	8,350	416,247
Ryman Hospitality Properties ‡	10,184	478,139
		2,483,106
Health Care — 31.5%
AAC Holdings *	17,930	320,230
Acadia Healthcare *	5,684	346,894
Amsurg, Cl A *	7,087	518,698
Brookdale Senior Living, Cl A *	15,868	258,331
Community Health Systems *	16,521	354,871
Cumberland Pharmaceuticals *	11,899	59,019
HCA Holdings *	7,488	521,015
Healthways *	19,680	231,437
LifePoint Hospitals *	6,595	460,265
Surgery Partners *	5,000	80,550
		3,151,310
Industrials — 4.3%
CLARCOR	9,066	424,833

Materials — 3.3%
Louisiana-Pacific *	21,091	331,550

Technology — 2.5%
HealthStream *	11,583	253,668

Total Common Stock
(Cost $10,629,435)		9,616,259

Total Investments - 96.2%
(Cost $10,629,435) †		$9,616,259

Percentages are based on Net Assets of $9,995,744

(A)	Security considered Master Limited Partnership. At January 31, 2016, this security amounted to $51,854 or 0.5% of Net Assets.
*	Non-income producing security.
‡	Real Estate Investment Trust
†	At January 31, 2016, the tax basis cost of the Fund's investments was $10,629,435, and the unrealized appreciation and depreciation were $679,243 and $(1,692,419), respectively.

Cl ─ Class

As of January 31, 2016, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2016, there were no Level 3 investments.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SPR-QH-001-0600

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	LocalShares Investment Trust

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney
President

Date: March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney
President

Date: March 28, 2016

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney
President & Treasurer

Date: March 28, 2016